Condensed Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 1,343	$ 5,326	$ 3,566
Accounts receivable, net of allowance of $0 in 2010 and 2009	60	14	158
Inventories	260	260	20
Prepaid expenses and other current assets	535	496	369
Total current assets	2,198	6,096	4,113
Equipment and leasehold improvements, net	61	82	138
Restricted cash	260	260	259
Purchased technology, net	718	838	1,077
Total assets	3,237	7,276	5,587
Current liabilities
Notes payable related party, including accrued interest and net of related discount	547	0	12,588
Accounts payable and accrued expenses	2,172	2,954	4,975
Derivative instruments:
Related party	5,517	17,293	3,205
Others	1,638	5,647	2,984
Contract termination liability, current	149	435	0
Restructuring charge, current	0	300	750
Other current liabilities	1,189	35	52
Total current liabilities	11,212	26,664	24,554
Notes payable, including accrued interest and net of related discount, related party	22,480	20,385	93
Deferred revenue	31,577	31,535	11,494
Derivative instrument, related party	6,895	11,166	4,591
Deferred lease liability and other liabilities	26	46	82
Total liabilities	72,190	89,796	40,814
Stockholders' deficit:
Common stock, $.01 par value; authorized 100,000,000 shares; issued 52,366,334 shares (52,076,602 outstanding) as of June 30, 2011 and issued 52,178,834 shares (51,889,102 outstanding) as December 31, 2010 and 42,360,133 shares (42,070,401 outstanding) in 2009	524	522	424
Additional paid-in-capital	402,577	401,853	392,335
Accumulated deficit	(468,102)	(480,943)	(424,034)
Common stock held in treasury, at cost; 289,732 shares	(3,952)	(3,952)	(3,952)
Total stockholders' deficit	(68,953)	(82,520)	(35,227)
Total liabilities and stockholders' deficit	$ 3,237	$ 7,276	$ 5,587